MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:
Start - End Dates:	7/8/2024 - 8/10/2025
Deal Loan Count:	219

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER4238	Business entity does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Total				2

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